Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	HARTFORD MUTUAL FUNDS II INC
Entity Central Index Key	0000049905
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Jan. 28, 2020
Prospectus Date	Jan. 28, 2020
Hartford Multifactor International Fund | Class F
Prospectus:
Trading Symbol	HMIFX
Hartford Multifactor International Fund | Class Y
Prospectus:
Trading Symbol	HMIYX
Hartford Multifactor International Fund | Class R6
Prospectus:
Trading Symbol	HMIVX
Hartford Multifactor International Fund | Class R5
Prospectus:
Trading Symbol	HMITX
Hartford Multifactor International Fund | Class R4
Prospectus:
Trading Symbol	HMISX
Hartford Multifactor International Fund | Class R3
Prospectus:
Trading Symbol	HMIRX
Hartford Multifactor Large Cap Value Fund | Class F
Prospectus:
Trading Symbol	HMLFX
Hartford Multifactor Large Cap Value Fund | Class Y
Prospectus:
Trading Symbol	HMLYX
Hartford Multifactor Large Cap Value Fund | Class R6
Prospectus:
Trading Symbol	HMLVX
Hartford Multifactor Large Cap Value Fund | Class R5
Prospectus:
Trading Symbol	HMLTX
Hartford Multifactor Large Cap Value Fund | Class R4
Prospectus:
Trading Symbol	HMLSX
Hartford Multifactor Large Cap Value Fund | Class R3
Prospectus:
Trading Symbol	HMLRX